Accounts receivable, net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Trade accounts receivable	$ 284,871	$ 3,786,213
Allowance for credit losses	(277,148)	(332,334)	$ (360,701)
Total accounts receivable, net	$ 7,723	$ 3,453,879